Property and Equipment (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 80,872	$ 81,125
Security deposit from tenant	$ 12,335